LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES (Tables)	6 Months Ended
Jun. 30, 2025
Financing Receivable, Past Due [Line Items]
SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES
	December 31, 2024	June 30, 2025
	RMB	RMB

Loans recognized as a result of payments under guarantees	7,710	7,706
Less: provision for credit losses	(7,710)	(7,706)
	-	-

SCHEDULE OF MOVEMENT OF PROVISION FOR CREDIT LOSSES

The movement of provision for credit losses for the six months ended June 30, 2024 and 2025 was as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

Beginning balance of the period	(8,000)	(7,710)
Reversal of credit losses	253	414
Payments from the borrowers or other recoveries	(248)	(410)
Ending balance of the period	(7,995)	(7,706)

Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Past Due [Line Items]
SCHEDULE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES	An aging analysis of loans recognized as result of payments under guarantees was as follows:
	December 31, 2024	June 30, 2025
	RMB	RMB

Over 12 months	7,710	7,706
	7,710	7,706

SCHEDULE OF BALANCE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES MONITORED CREDIT RISK QUALITY INDICATOR

The balance of loans recognized as a result of payments under guarantees by grade of monitored credit risk quality indicator as of December 31, 2024 and June 30, 2025 were listed as below:

	December 31, 2024	June 30, 2025
	RMB	RMB

Normal	-	-
Attention	-	-
Secondary	7,710	7,706
	7,710	7,706